Stock Option and Purchase Plans (Details 2) - Restricted stock - $ / shares	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested, Shares Beginning Balance	75,850	71,750	66,350
Granted, Shares	27,950	27,150	28,750
Vested, Shares	(30,400)	(21,250)	(20,300)
Forfeited, Shares	(4,275)	(1,800)	(3,050)
Nonvested, Shares Ending Balance	69,125	75,850	71,750
Nonvested, Weighted Average Grant Date Fair Value Beginning Balance	$ 60.61	$ 60.05	$ 45.03
Granted, Weighted Average Grant Date Fair Value	33.30	43.87	69.02
Vested, Weighted Average Grant Date Fair Value	62.99	37.53	23.69
Forfeited, Weighted Average Grant Date Fair Value	52.47	58.24	59.92
Nonvested, Weighted Average Grant Date Fair Value Ending Balance	$ 49.02	$ 60.61	$ 60.05